Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management [Abstract]
Summary of Credit Risk for Receivables from Third Parties on Origin of the Customers Geography
The credit risk for receivables from third parties (based on the origin of the customer’s geography) based on the information provided to key management is as follows:

	2021	2020
	$’000	$’000
By geographical areas
Singapore	4,766	4,239
Malaysia	1,807	2,070
Thailand	1,434	1,378
Indonesia	857	1,433
Vietnam	741	709
Other countries	1,207	1,173

	10,812	11,002

Summary of Allowance Account for Credit Loss Trade Receivables
The movement in impairment loss on trade receivables during the year is as follows:
Trade receivables

	2021	2020
	$’000	$’000
Beginning of financial year	4,823	3,529
Allowance made	4,209	3,116
Allowance written back	(2,064)	(845)
Allowance written off	(1,959)	(947)
Acquisition of subsidiaries	17	—
Currency revaluation adjustment	(73)	(30)

End of financial year	4,953	4,823

Summary of Impairment of Specified Trade Receivables	Trade receivables

	2021	2020
	$’000	$’000
Gross amount	4,560	4,324
Less: Allowance for impairment	(4,560)	(4,324)

	—	—

Summary of Contractual Undiscounted Cash Flows Nonderivative Financial Liabilities

	Less than 1 year	Between 1 and 5 years
	$’000	$’000
At 31 December 2021
Trade and other payables	31,702	604
Lease liabilities	5,095	13,195
Borrowings	343	16,787

At 31 December 2020
Trade and other payables	22,328	498
Lease liabilities	4,287	14,597
Convertible notes (including contractual interest)	11,525	—
Preference shares	208,425	—

Summary of Total Capital

	2021	2020
	$’000	$’000
Net debt	N/M	N/M
Preference shares	—	199,481
Total equity	387,191	(26,515)

Total capital	387,191	172,966

Summary of Changes in Level 3 Instruments Liabilities
The following table presents the changes in Level 3 instruments:

	Derivative financial liabilities - Series B, D1, E and F conversion option	Derivative financial liabilities - Convertible note conversion option	Contingent consideration
	$’000	$’000	$’000
2021
Beginning of financial year	940	—	—
Fair value adjustment - profit or loss (Note 7)	124,146	—	—
Conversion to ordinary shares	(125,086)	—	—

End of financial year	—	—	—

Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year(a)	—	—	—

2020
Beginning of financial year	15,991	1,313	11,743
Fair value adjustment - profit or loss (Note 7)	(15,051)	(1,313)	174
Currency translation adjustments	—	—	250
Contingent consideration paid in relation to acquisition of PG Vietnam	—	—	(12,167)

End of financial year	940	—	—

Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year(a)	(15,051)	(1,313)	424

	Derivative financial liabilities - Series B, D1, E and F conversion option	Derivative financial liabilities - Convertible note conversion option	Contingent consideration
	$’000	$’000	$’000
2019
Beginning of financial year	—	788	23,268
Fair value adjustment
- profit or loss (Note 7)	15,991	525	705
Contingent consideration paid in relation to acquisition of PG Vietnam	—	—	(5,454)
Contingent consideration paid in relation to acquisition of Ensign	—	—	(6,776)

End of financial year	15,991	1,313	11,743

Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year(a)	15,991	525	705

Summary of Carrying Amount of the Different Categories of Financial Instruments
(f)	Financial instruments by category
The carrying amount of the different categories of financial instruments is as disclosed:

	2021	2020
	$’000	$’000
Financial assets, at amortised cost	85,190	107,183
Financial liabilities, at FVTPL	—	940
Financial liabilities, at amortised cost	66,098	249,634